Acquisitions and Business Combinations - Disclosure of Gain on Acquisition (Details) R in Millions, $ in Millions		12 Months Ended
	Oct. 01, 2020 ZAR (R)	Jun. 30, 2022 ZAR (R)	Jun. 30, 2021 ZAR (R)	Jun. 30, 2020 ZAR (R)	Sep. 30, 2020 ZAR (R)	Sep. 30, 2020 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date	R 544
Gain on bargain purchase		R 0	R (303)	R 0
Mponeng operations and related assets
Disclosure of detailed information about business combination [line items]
Cash consideration paid					R 3,400	$ 200
Mponeng operations and related assets | Final fair value
Disclosure of detailed information about business combination [line items]
Cash consideration paid	3,366
Contingent consideration recognised as of acquisition date	544
Identifiable assets acquired (liabilities assumed)	(4,213)
Gain on bargain purchase	R (303)